ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS	12 Months Ended
Dec. 31, 2023
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS
ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

14.  ACCOUNTS PAYABLE, ACCRUED CHARGES AND PROVISIONS

	2023	2022
Trade and accruals	$731.3	$502.6
Salaries and employee benefits	127.8	72.1
Interest payable	52.2	42.9
Provisions and other	9.6	11.9
	$920.9	$629.5